RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ 957,322	$ 742,266	$ 646,326
Voyage expenses and commission	395,482	377,772	259,334
Net income (loss)	139,986	$ (8,398)	(264,322)
Basic and diluted earnings per share attributable to the Company (in dollars per share)		$ (0.05)
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage expenses and commission		$ (2,698)
Net income (loss)		$ (8,850)
Basic and diluted earnings per share attributable to the Company (in dollars per share)		$ 0.05
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage expenses and commission		$ 380,470
Net income (loss)		$ 452
Basic and diluted earnings per share attributable to the Company (in dollars per share)		$ 0.00
Voyage charter revenues
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ 887,495	$ 690,901	$ 518,156
Voyage charter revenues | Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues		(11,548)
Voyage charter revenues | Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues		$ 702,449